United States
                       Securities and Exchange Commission
                             Washington, DC 20549
                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year Or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:             Edgemoor Capital Management, Inc.
Address:          1900 M Street, NW
                  Suite 600
                  Washington, DC 20036
13F File Number:  28-11064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Freeman N. Jelks III
Title:            Compliance Officer
Phone:            202-530-3327
Signature,                 Place,               and Date of Signing:
/s/ Freeman N. Jelks       Washington DC        November 13, 2006

Report Type (Check only one.):    [X] 13F HOLDINGS REPORT.
                                  [ ] 13F NOTICE.
                                  [ ] 13F COMBINATION REPORT.
List of Other Managers:  None

                             Form 13F Summary Page

Report Summary:
Number of Included Managers:                                   0
Form 13F Information Table Entry Total:                      147
Form 13F Information Table Value Total (in thousands):  $270,643

List of Other Included Managers:  None




FORM 13-F INFORMATION TABLE
EDGEMOOR CAPITAL MANAGEMENT, INC.
SEPTEMBER 30, 2006

COLUMN 1                                    COLUMN 2  COLUMN 3   COLUMN 4   COLUMN 5                     COLUMN 6   COLUMN 7
------------------------------------------  --------  ---------  ---------  --------                    ----------  --------


                                             TITLE                 VALUE    SHRS OR                     INVESTMENT   OTHER
                                            --------
NAME OF ISSUER                               CLASS      CUSIP    (X $1000)  PRN AMT   SH/PRN  PUT/CALL  DISCRETION  MANAGERS
------------------------------------------  --------  ---------  ---------  --------  ------  --------  ----------  --------
3M                                          COM       88579Y101     4,308     57,886  SH                SOLE
Accredited Mortgage Loan REIT Pfd. A        PFD       00438G205       400     15,950  SH                SOLE
AES Corp.                                   COM       00130H105     2,405    117,958  SH                SOLE
AES Trust III                               PFD       00808N202       431      8,810  SH                SOLE
AES Trust VII                               PFD       00103V305       318      6,500  SH                SOLE
Affordable Resident A Pfd.                  PFD       008273203     1,278     53,925  SH                SOLE
Alico Inc                                   COM       016230104       211      3,600  SH                SOLE
Alltel Corp.                                COM       020039103       222      4,001  SH                SOLE
Altria Group Inc.                           COM       02209s103       338      4,418  SH                SOLE
Amer Electric Power Co., Inc.               COM       025537101     2,474     68,023  SH                SOLE
Ameren Corp.                                COM       023608102     1,652     31,300  SH                SOLE
American Express Co.                        COM       025816109       326      5,812  SH                SOLE
American Power Conversion Corp.             COM       029066107       784     35,700  SH                SOLE
Amgen Inc                                   COM       031162100     1,216     17,004  SH                SOLE
Anheuser Busch Co. Inc                      COM       035229103     7,576    159,466  SH                SOLE
Apartment Investment & Management Y Pfd.    PFD       03748R796       380     15,000  SH                SOLE
Apollo Group Inc. Cl A                      COM       037604105     3,083     62,602  SH                SOLE
Ashford Hospitality Trust, Inc. Pfd. A      PFD       044103208       258     10,100  SH                SOLE
Atmos Energy Corp.                          COM       049560105     1,063     37,233  SH                SOLE
Automatic Data Processing                   COM       053015103     8,297    175,271  SH                SOLE
Avis Budget Group                           COM       053774105       365     19,966  SH                SOLE
Avon Products Inc                           COM       054303102     3,325    108,464  SH                SOLE
Bank of America Corp.                       COM       060505104       311      5,801  SH                SOLE
Barclays Bank Plc ADR                       ADR       06738E204     3,928     77,376  SH                SOLE
BCE Inc.                                    COM       05534B760       763     28,177  SH                SOLE
Bellsouth Corp.                             COM       079860102       225      5,255  SH                SOLE
Berkshire Hathaway Inc. Cl A                COM       084990175     3,066         33  SH                SOLE
Berkshire Hathaway Inc. Cl B                COM       084670207    12,045      3,795  SH                SOLE
Biogen Idec Inc                             COM       09062X103       294      6,575  SH                SOLE
BP PLC ADR                                  ADR       055622104       565      8,621  SH                SOLE
Capitalsource Inc.                          COM       14055X102     2,501     96,857  SH                SOLE
Carmax Inc.                                 COM       143130102     5,294    126,917  SH                SOLE
Cedar Fair LP Dep Uts                       COM       150185106     1,303     49,585  SH                SOLE
Chevrontexaco Corp.                         COM       166764100       399      6,145  SH                SOLE
Cincinnati Financial Corp                   COM       172062101       202      4,192  SH                SOLE
Colonial Properties Trust                   COM       195872601       868     34,145  SH                SOLE
Conocophillips                              COM       20825C104     3,946     66,281  SH                SOLE
Consol Tomoka Land Fla                      COM       210226106       794     12,372  SH                SOLE
Corts Tr Provident Fing Tr 1 Pfd            PFD       22080X203       816     31,130  SH                SOLE
Corts Unumprovdnt                           COM       22081B200       242      9,500  SH                SOLE
Cross Timbers Royalty Trust                 COM       22757R109     1,642     35,425  SH                SOLE
Dell Computer Corp.                         COM       24702r101     1,555     68,092  SH                SOLE
Dentsply International, Inc.                COM       249030107     4,695    155,929  SH                SOLE
Devon Energy Corp. New                      COM       25179M103     6,220     98,499  SH                SOLE
Diageo PLC New ADR                          ADR       25243Q205     7,335    103,257  SH                SOLE
Discovery Hldg Co. Com Ser A                COM       25468y107       556     38,464  SH                SOLE
Dominion Res Inc. Va New                    COM       25746U109     2,216     28,973  SH                SOLE
Doral Financial Corp.                       COM       25811P100     1,102    167,181  SH                SOLE
Dover Corp.                                 COM       260003108       502     10,575  SH                SOLE
Du Pont E I de Nemours & Co.                COM       263534109       213      4,969  SH                SOLE
Duke Energy Corp.                           COM       26441C105     3,073    101,738  SH                SOLE
Ebay Inc.                                   COM       278642103     2,750     96,957  SH                SOLE
Eli Lilly & Co.                             COM       532457108       245      4,300  SH                SOLE
Enbridge Energy Mgmt                        COM       29250X103       923     19,947  SH                SOLE
Enbridge Energy Ptnrs LP                    COM       29250R106       806     17,325  SH                SOLE
Endesa SA ADR                               ADR       29258N107     2,338     54,880  SH                SOLE
Enel Societa Per Azioni ADR                 ADR       29265W108     1,358     29,753  SH                SOLE
Energy East Corp.                           COM       29266M109     1,556     65,604  SH                SOLE
Energy Transfer Partners                    COM       29273R109     1,065     22,991  SH                SOLE
Enerplus Res Fd New                         COM       29274D604       647     12,871  SH                SOLE
Exelon Corp.                                COM       30161N101       626     10,340  SH                SOLE
Exxon Mobil Corp.                           COM       30231G102     1,737     25,884  SH                SOLE
Fairfax Financial Holdings                  COM       303901102     1,470     11,297  SH                SOLE
Fastenal Co.                                COM       311900104     1,743     45,161  SH                SOLE
Felcor Lodging Trust Inc. - Pfd. A          PFD       31430F200     1,544     61,970  SH                SOLE
Felcor Lodging Trust Inc. - Pfd. C          PFD       31430F507     1,191     47,820  SH                SOLE
First Data Corp.                            COM       319963104     8,029    191,169  SH                SOLE
Gatx Corp.                                  COM       361448103     1,393     33,665  SH                SOLE
General Electric Co.                        COM       369604103       739     20,930  SH                SOLE
General Mills Inc.                          COM       370334104     3,937     69,550  SH                SOLE
Heineken Hldg New Ord                       COM       N39338194       767     19,528  SH                SOLE
Hersha Hospitality Trust A Pfd.             PFD       427825203       454     17,500  SH                SOLE
Hewlett-Packard Co.                         COM       428236103       261      7,124  SH                SOLE
Highland Hospitality A Pfd.                 PFD       430141200       288     11,550  SH                SOLE
Home Depot Inc.                             COM       437076102     3,318     91,485  SH                SOLE
Hovnanian Enterprises Inc. Depository Shs.  COM       442487112       766     32,617  SH                SOLE
Hubbell Inc. Class B                        COM       443510201       232      4,835  SH                SOLE
Illinois Tool Works Inc.                    COM       452308109     3,266     72,735  SH                SOLE
Impac Mtg Hldg                              PFD       45254P409       561     24,060  SH                SOLE
Innkeepers Usa Trust                        COM       4576J0104       361     22,150  SH                SOLE
Intel Corp.                                 COM       458140100       762     37,020  SH                SOLE
International Game Technology               COM       459902102     5,011    120,740  SH                SOLE
Ishares MSCI Emerging Markets Fund          COM       464287234     5,397     55,767  SH                SOLE
Ishares MSCI Japan Index Fund               COM       464286848     2,545    187,991  SH                SOLE
Johnson & Johnson                           COM       478160104       361      5,565  SH                SOLE
Keycorp Inc.                                COM       493267108       308      8,214  SH                SOLE
Keyspan Corp.                               COM       49337W100     2,374     57,703  SH                SOLE
Kinder Morgan Energy Partners Lp            COM       494550106     1,664     37,932  SH                SOLE
Kinder Morgan Mgmt.                         COM       49455U100     1,665     39,435  SH                SOLE
Leucadia National Corp.                     COM       527288104     4,382    167,429  SH                SOLE
Lexington Corp. Pptys Tr                    COM       529043101       594     28,050  SH                SOLE
Liberty Global Inc. Com Ser A               COM       530555101       389     15,122  SH                SOLE
Liberty Global Inc. Ser C                   COM       530555309       382     15,242  SH                SOLE
Liberty Media Hldg  Corp. Cap Com Ser A     COM       53071M302     1,642     19,646  SH                SOLE
Liberty Media Hldg  Corp. Interactive Com   COM       53071M104     2,004     98,339  SH                SOLE
Liberty Property Trust                      COM       531172104     2,514     52,595  SH                SOLE
Markel Corp.                                COM       570535104       595      1,449  SH                SOLE
MBNA Capital E                              COM       55270B201       308     11,790  SH                SOLE
Methanex Corp.                              COM       59151K108       927     38,101  SH                SOLE
MFA Mortgage Investments, Inc.              COM       55272X201       372     15,100  SH                SOLE
Microsoft Corp.                             COM       594918104     8,792    321,460  SH                SOLE
Mills Corp. Pfd. B                          PFD       601148208       345     16,135  SH                SOLE
Mills Corp. Pfd. E                          PFD       601148406       393     18,960  SH                SOLE
ML Depositr Citizens Commun. Certs.         PFD       740434881       235      9,400  SH                SOLE
Nestle S A Reg B ADR                        ADR       641069406     4,918     56,077  SH                SOLE
Novartis A G Spon ADR                       ADR       66987V109     2,811     48,105  SH                SOLE
Nstar                                       COM       67019E107     1,044     31,296  SH                SOLE
Old Republic Intl Corp.                     COM       680223104       264     11,904  SH                SOLE
Penn West Energy Trust                      COM       707885109     1,333     36,250  SH                SOLE
Pepsico Incorporated                        COM       713448108       335      5,140  SH                SOLE
Pfizer Inc.                                 COM       717081103     3,937    138,826  SH                SOLE
Plantronics, Inc.                           COM       727493108     1,201     68,506  SH                SOLE
Potomac Electric Pwr Co.                    COM       713291102     1,005     41,595  SH                SOLE
Progress Energy Inc.                        COM       743263105       247      5,440  SH                SOLE
Progressive Corp. Ohio                      COM       743315103       981     39,960  SH                SOLE
Provident Energy Trust                      COM       74386K104       308     26,200  SH                SOLE
Rayonier Inc.                               COM       754907103     2,393     63,302  SH                SOLE
Realogy Corp.                               COM       75605E100     1,134     49,979  SH                SOLE
Royal Dutch Shell PLC ADR - Class A         ADR       780259206       446      6,750  SH                SOLE
Scottish Power PLC ADR                      ADR       81013T804     1,870     38,499  SH                SOLE
Shimano Inc. Ord                            COM       J72262108       472     16,900  SH                SOLE
Sunstone Hotel Invs Pfd                     PFD       867892200       414     16,300  SH                SOLE
Sysco Corp.                                 COM       871829107     5,563    166,304  SH                SOLE
TC Pipelines LP                             COM       87233q108       637     20,811  SH                SOLE
Tejon Ranch Co.                             COM       879080109     1,118     26,350  SH                SOLE
Telecom Corp. Of New Zealand ADS            ADR       879278208     1,956     87,183  SH                SOLE
Teva Pharmaceuticals, Ltd. ADR              ADR       881624209     4,221    123,807  SH                SOLE
Tiffany & Co. New                           COM       886547108       374     11,250  SH                SOLE
Time Warner                                 COM       887317105     3,313    181,712  SH                SOLE
Toyota Industries                           COM       J92628106     3,200     75,400  SH                SOLE
Transcanada                                 COM       89353D107     4,887    155,434  SH                SOLE
Tupperware Corp.                            COM       899896104       403     20,700  SH                SOLE
Unilever Plc ADR New                        ADR       904767704     4,687    188,910  SH                SOLE
United Utilities ADR                        ADR       91311Q105     2,138     80,744  SH                SOLE
Unumprovident Corp.                         COM       91529Y106       581     29,950  SH                SOLE
Verizon Communications                      COM       92343v104     2,806     75,567  SH                SOLE
Vodaphone Group ADR - New                   ADR       92857W209       451     19,726  SH                SOLE
Wachovia Corp.                              COM       929903102       472      8,466  SH                SOLE
Wal-Mart Stores Inc.                        COM       931142103     1,230     24,933  SH                SOLE
Weight Watchers Int'l, Inc.                 COM       948626106     4,264     96,165  SH                SOLE
Wesco Financial Corp.                       COM       950817106     3,153      7,215  SH                SOLE
Western Resources Inc.                      COM       95709T100       625     26,600  SH                SOLE
Winston Hotels                              COM       97563A300       294     11,700  SH                SOLE
Wyndham Worldwide Corp.                     COM       98310W108     1,126     40,244  SH                SOLE
Xcel Energy Inc.                            COM       98389B100     1,739     84,191  SH                SOLE
Xto Energy Co.                              COM       98385X106       297      7,045  SH                SOLE
Zimmer Holdings, Inc.                       COM       98956P102       289      4,278  SH                SOLE